Xtrackers Artificial Intelligence and Big Data ETF N-1A Cover	Sep. 25, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	DBX ETF Trust DBX ETF Trust
Entity Central Index Key	0001503123
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 25, 2026
Prospectus Date	Oct. 01, 2026